RELATED PARTY TRANSACTIONS - paid to affiliate (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012 Series Twenty One [Member]	Mar. 31, 2012 Series Twenty Two [Member]	Mar. 31, 2012 Series Twenty Three [Member]	Mar. 31, 2012 Series Twenty Seven [Member]	Mar. 31, 2013 Series Thirty Six [Member]	Mar. 31, 2012 Series Thirty Eight [Member]	Mar. 31, 2012 Series Forty Three [Member]
Payments For Advance To Affiliates	$ 108,007	$ 53,627	$ 64,156	$ 54,128	$ 129,612	$ 69,191	$ 51,482